Lease Assets - Schedule of Amounts Recognized in Administrative and Marketing Expenses (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Lease [Abstract]
Rent expense - variable lease payments	$ 52.3	$ 52.0
Rent expense - short-term leases and leases of low-value assets	2.2	4.0
Income from subleases	(6.1)	(3.5)
Total	$ 48.4	$ 52.5